Calvert Tax Free Bond Fund
SUPPLEMENT TO
CALVERT TAX-FREE BOND FUND
Calvert Tax-Free Bond Fund Prospectus
dated April 30, 2014
Date of Supplement: January 30, 2015
Effective February 2, 2015, Calvert Tax-Free Bond Fund (the “Fund”) will no longer impose a fee of 2.00% on shares redeemed within 30 days of purchase (the “Redemption Fee”). Accordingly, all references to the Redemption Fee in the Fund’s Prospectus are deleted.

Calvert Tax-Free Bond Fund
Shareholder Fees
Redemption Fee (as a percentage of Amount Redeemed) Calvert Tax Free Bond Fund	2.00%